Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment Properties
Capitalized interest	$ 5,815	$ 3,715	$ 14,502
Discontinued Operations
Gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net	216,629	321,036	(30,108)
Minimum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Useful life, building and building improvements (in years)	10
Useful life, fixtures and equipment (in years)	7
Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Useful life, building and building improvements (in years)	40
Useful life, fixtures and equipment (in years)	10
Sale of Consolidated Properties
Discontinued Operations
Gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net	$ 42,400	$ 5,700	$ (9,800)
Net gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, per diluted share (in dollars per share)	$ 0.12